Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Line Items]
Allowance for slow moving or obsolete inventory		$ 3,090,283
Impairment loss on goodwill	30,467	1,263,040
Impairment loss on long-lived assets		1,591,766
Revenue amounting	17,566,844	18,005,603
Third Parties [Member]
Significant Accounting Policies [Line Items]
Revenue amounting	$ 17,562,192
Related Party [Member]
Significant Accounting Policies [Line Items]
Revenue amounting		$ 4,652